Related party transactions (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2022	Oct. 31, 2021
Statement [Line Items]
Summary of Information about Key Management Personnel Remuneration
The remuneration of the executive officers and directors, who are the key management personnel of the Company, during the six months ended April 30, 2022 and 2021 are as follows:

	April 30, 2022 $	April 30, 2021 $
Salaries	1,783,342	539,009
Share-based compensation	8,030,239	605,957
Fees and benefits	1,599,261	339,846

	11,412,842	1,484,812

The remuneration of the executive officers and directors, who are the key management personnel of the Company, is set out below:

	October 31, 2021	October 31, 2020	October 31, 2019
	$	$	$
Salaries	1,501,800	231,034	104,310
Share-based compensation	1,863,260	74,320	149,993
Fees and benefits	1,517,791	411,184	159,881

	4,882,851	716,538	414,184

Schedule of Outstanding Balances of Remunerations of the Directors
Outstanding balances of remunerations of the executive officers and directors are summarized as follows:

	April 30, 2022 $	October 31, 2021 $
Accounts payable and accrued liabilities	1,430,161	771,255

Outstanding balances	1,430,161	771,255

Outstanding balances of remunerations of the executive officers and directors are summarized as follows:

	October 31, 2021	October 31, 2020	October 31, 2019
	$	$	$
Accounts payable and accrued liabilities	771,255	316,465	85,386
Restricted share units	—	153,296	—

Outstanding balances	771,255	469,761	85,386